AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU") (Details) (USD $)				9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Collaborative Arrangement [Member]	Dec. 31, 2011 Collaborative Arrangement [Member]
Accounts Payable And Accrued Liabiltities [Line Items]
Accounts payable	$ 1,308,138	$ 1,064,892	$ 2,900,684	$ 865,000	$ 753,000
Number of days to pay liability after it is being invoiced				30 days
Number of days to terminate license agreement after a written notice				60 days
Patent and trademark costs, net	$ 1,366,184	$ 1,387,104	$ 1,467,623	$ 700,000